Stock Incentive Plan - Summary Of Outstanding Base Options Consisted (Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 2,600	$ 274,548	$ 2,155	$ 276,020	$ 3,176
Income (loss) before impairments, gain (loss) on sales and income taxes						$ (20,049)	$ (86,108)	$ (32,132)
Base Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement weighted average grant date fair value of options granted						$ 2.70	$ 2.11	$ 1.17
Allocated share based compensation expense						$ 6,500	$ 5,000	$ 3,600
Share based compensation by share based payment arrangement unrecognized compensation cost relating to non vested options						$ 17,500
Share based compensation by share based payment arrangement unrecognized compensation cost relating to non vested options weighted average period of recognition						3 years
Income (loss) before impairments, gain (loss) on sales and income taxes						$ 200	800
Base Options | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense						$ 6,300	$ 4,200	$ 2,900
Upside Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement weighted average grant date fair value of options granted						$ 1.58	$ 1.23	$ 0.55
Allocated share based compensation expense						$ 0	$ 0	$ 0
Share based compensation by share based payment arrangement unrecognized compensation cost relating to non vested options						$ 13,200
Income (loss) before impairments, gain (loss) on sales and income taxes								$ 700